                      SUPPLEMENT DATED SEPTEMBER 1, 1998 TO
                        PROSPECTUS DATED MAY 1, 1998 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. EFFECTIVE JULY 14, 1998, ALL REFERENCES TO VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST THROUGHOUT YOUR PROSPECTUS HAVE CHANGED TO:

                        Van Kampen Life Investment Trust

2. EFFECTIVE JULY 14, 1998, ALL REFERENCES TO VAN KAMPEN AMERICAN CAPITAL ASSET MANAGEMENT, INC. THROUGHOUT YOUR PROSPECTUS HAVE CHANGED TO:

                        Van Kampen Asset Management Inc.


3. THE FOLLOWING INFORMATION REGARDING UNDERLYING MUTUAL FUND ANNUAL EXPENSES HEREBY REPLACES THE INFORMATION LOCATED AT PAGES 9 THROUGH 10 OF YOUR PROSPECTUS.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)



-----------------------------------------------------------------------------------------------------------------------------------
                                                            Management      Other Expenses      12b-1 Fees        Total Mutual
                                                               Fees                                              Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP Income & Growth                            0.70%             0.00%             0.00%             0.70%
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP International                              1.50%             0.00%             0.00%             1.50%
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP Value                                      1.00%             0.00%             0.00%             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund,
Inc.                                                           0.75%             0.01%             0.00%             0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                 0.25%             0.03%             0.00%             0.28%
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital
Appreciation Portfolio                                         0.75%             0.05%             0.00%             0.80%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service
Class(1)                                                       0.50%             0.05%             0.10%             0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class(1)               0.60%             0.07%             0.10%             0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class            0.59%             0.11%             0.10%             0.80%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class(1)             0.75%             0.16%             0.10%             1.01%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service
Class(1)                                                       0.60%             0.08%             0.10%             0.78%
-----------------------------------------------------------------------------------------------------------------------------------

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Management      Other Expenses      12b-1 Fees        Total Mutual
                                                               Fees                                              Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:
Service Class(1)                                               0.60%             0.13%             0.10%             0.83%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. - Emerging
Markets Debt Portfolio(1)                                      0.04%             1.26%             0.00%             1.30%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                                0.60%             0.09%             0.00%             0.69%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                     0.50%             0.08%             0.00%             0.58%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                        0.40%             0.08%             0.00%             0.48%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                        0.60%             0.07%             0.00%             0.67%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Balanced Fund(1)                               0.75%             0.15%             0.00%             0.90%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Equity Income Fund(1)                         0.80%             0.15%             0.00%             0.95%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Global Equity Fund(1)                         1.00%             0.20%             0.00%             1.20%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide High Income Bond Fund(1)                      0.80%             0.15%             0.00%             0.95%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Multi-Sector Bond Fund(1)                     0.75%             0.15%             0.00%             0.90%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Select Advisers Mid Cap Fund(1)               1.05%             0.15%             0.00%             1.20%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund(1)                       0.90%             0.15%             0.00%             1.05%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                            1.00%             0.11%             0.00%             1.11%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Growth Fund(1)                      0.90%             0.10%             0.00%             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Strategic Value Fund(1)                       0.90%             0.10%             0.00%             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio                      0.60%             0.40%             0.00%             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth
Portfolio                                                      0.60%             0.40%             0.00%             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio                      0.80%             0.06%             0.00%             0.86%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -
Oppenheimer Aggressive Growth Fund                             0.71%             0.02%             0.00%             0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -
Oppenheimer Growth Fund                                        0.73%             0.02%             0.00%             0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -
Oppenheimer Growth & Income Fund                               0.75%             0.08%             0.00%             0.83%
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide
Emerging Markets Fund(1)                                       0.80%             0.00%             0.00%             0.80%
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide
Hard Assets Fund(1)                                            1.00%             0.17%             0.00%             1.17%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan
Stanley Real Estate Securities Portfolio                       1.00%             0.07%             0.00%             1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income
Portfolio(1)                                                   0.65%             0.35%             0.00%             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity
Portfolio(1)                                                   1.00%             0.35%             0.00%             1.35%
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital
Portfolio(1)                                                   1.07%             0.33%             0.00%             1.40%
-----------------------------------------------------------------------------------------------------------------------------------

       The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted below, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

   (1) The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.18% for Fidelity VIP Equity-Income Portfolio, 0.60% and 0.19% for Fidelity VIP Growth Portfolio, 0.75% and 0.27% for Fidelity VIP Overseas Portfolio, 0.60% and 0.21% for Fidelity VIP II Contrafund Portfolio, 0.60% and 0.24% for Fidelity VIP III Growth Opportunities Portfolio, 0.80% and 1.26% for Morgan Stanley Universal Funds, Inc.- Emerging Markets Debt Portfolio, 0.75% and 4.15% for NSAT-Nationwide Balanced Fund, 0.80% and 4.83% for NSAT- Nationwide Equity Income Fund, 1.00% and 1.84% for NSAT- Nationwide Global Equity Fund, 0.80% and 1.38% for NSAT- Nationwide High Income Bond Fund, 0.75% and 3.66% for NSAT-Nationwide Multi-Sector Bond Fund, 1.05% and 2.26% for NSAT-Nationwide Select Advisers Mid Cap Fund, 0.90% and 5.41% for NSAT-Nationwide Small Cap Value Fund, 0.90% and 5.43% for NSAT-Nationwide Strategic Growth Fund, 0.90% and 4.64% for NSAT-Nationwide Strategic Value Fund, 1.00% and 0.34% for Van Eck Worldwide Insurance Trust- Worldwide Emerging Markets Fund, 1.00% and 0.18% for Van Eck Worldwide Insurance Trust- Worldwide Hard Assets Fund, 0.75% and 0.45% for Warburg Pincus Trust- Growth & Income Portfolio, 1.00% and 0.36% for Warburg Pincus Trust- International Equity Portfolio, 1.25% and 0.33% for Warburg Pincus Trust- Post-Venture Capital Portfolio.